Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Commitments	Future minimum lease commitments as of December 31, 2016 under these operating leases are as follows (in thousands):

2017	$1,208
2018	470
2019	447
2020	445
2021	434
Thereafter	811
$3,815